Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 79.7%
367,216	iShares iBoxx High Yield Corporate Bond ETF (a)	$29,193,672
296,022	SPDR Bloomberg High Yield Bond ETF (a)	29,193,690

	TOTAL INVESTMENT COMPANIES (Cost $57,847,065)	$58,387,362

SHORT TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
3,730,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (b)(c)	$3,730,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,730,000)	$3,730,000

	TOTAL INVESTMENTS (Cost $61,577,065) - 84.8%	$62,117,362
	Other Assets in Excess of Liabilities - 15.2%	11,147,967

	TOTAL NET ASSETS - 100.0%	$73,265,329

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,730,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1.7800% representing 1 month SOFR rate + spread	Credit Suisse International	12/13/2022	310,373	$29,020,918	$166,231

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 30.3%
6,710	Invesco QQQ Trust Series 1 (a)	$2,068,559

	TOTAL INVESTMENT COMPANIES (Cost $2,089,265)	$2,068,559

SHORT TERM INVESTMENTS - 23.2%
Money Market Funds - 23.2%
410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (b)(c)	$410,000
910,186	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (b)(c)	910,186
260,000	Invesco Government & Agency Portfolio Institutional Shares, 0.68% (b)(c)	260,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,580,186)	$1,580,186

	TOTAL INVESTMENTS (Cost $3,669,451) - 53.5%	$3,648,745
	Other Assets in Excess of Liabilities - 46.5%	3,170,642

	TOTAL NET ASSETS - 100.0%	$6,819,387

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,580,186.

Long Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	1.2800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	63	$864,661	$(68,391)
Total return of NASDAQ-100® Index	1.2800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/12/2022	291	4,005,078	(327,324)
Total return of NASDAQ-100® Index	1.4300% representing 1 month SOFR rate + spread	Credit Suisse International	12/13/2022	138	1,927,382	(184,049)

					$6,797,121	$(579,764)

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 21.2%
209,420	Invesco QQQ Trust Series 1 (a)	$64,559,998

	TOTAL INVESTMENT COMPANIES (Cost $47,422,967)	$64,559,998

SHORT TERM INVESTMENTS - 44.8%
Money Market Funds - 44.8%
60,480,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (b)(c)	$60,480,000
42,251,368	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (b)(c)	42,251,368
33,850,000	Invesco Government & Agency Portfolio Institutional Shares, 0.68% (b)(c)	33,850,000

	TOTAL SHORT TERM INVESTMENTS (Cost $136,581,368)	$136,581,368

	TOTAL INVESTMENTS (Cost $184,004,335) - 66.0%	$201,141,366
	Other Assets in Excess of Liabilities - 34.0%	103,893,430

	TOTAL NET ASSETS - 100.0%	$305,034,795

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $136,581,368.

Long Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	1.2800 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	9,596	$135,221,577	$(13,944,862)
Total return of NASDAQ-100® Index	1.2800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/12/2022	11,725	163,796,770	(15,601,047)
Total return of NASDAQ-100® Index	1.4300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/13/2022	21,834	306,444,775	(30,629,331)

					$605,463,122	$(60,175,240)

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 50.7%
115,000	iShares Core S&P 500 ETF (a)	$47,710,050

	TOTAL INVESTMENT COMPANIES (Cost $45,412,055)	$47,710,050

SHORT TERM INVESTMENTS - 24.0%
Money Market Funds - 24.0%
8,930,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (b)(c)	$8,930,000
8,900,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (b)(c)	8,900,000
4,750,000	Invesco Government & Agency Portfolio Institutional Shares, 0.68% (b)(c)	4,750,000

	TOTAL SHORT TERM INVESTMENTS (Cost $22,580,000)	$22,580,000

	TOTAL INVESTMENTS (Cost $67,992,055) - 74.7%	$70,290,050
	Other Assets in Excess of Liabilities - 25.3%	23,866,040

	TOTAL NET ASSETS - 100.0%	$94,156,090

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,580,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	1.4000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	5,338	$23,292,310	$(1,208,452)
Total return of S&P 500® Index	1.3100 % representing 1 month SOFR rate + spread	Credit Suisse International	12/12/2022	14,042	61,272,126	(3,160,285)
Total return of S&P 500® Index	1.2300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/12/2022	14,583	59,357,902	919,699

					$143,922,338	$(3,449,038)

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.1%
Money Market Funds - 57.1%
3,882,275	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (a)(b)	$3,882,275

	TOTAL SHORT TERM INVESTMENTS (Cost $3,882,275)	$3,882,275

	TOTAL INVESTMENTS (Cost $3,882,275) - 57.1%	$3,882,275
	Other Assets in Excess of Liabilities - 42.9%	2,914,052

	TOTAL NET ASSETS - 100.0%	$6,796,327

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,882,275.

Short Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.0300% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/12/2022	3,289	$13,142,220	$(458,746)

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 45.2%
27,500	iShares Russell 2000 ETF (a)	$5,096,025

	TOTAL INVESTMENT COMPANIES (Cost $4,901,973)	$5,096,025

SHORT TERM INVESTMENTS - 30.8%
Money Market Funds - 30.8%
1,840,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (b)(c)	$1,840,000
1,305,888	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (b)(c)	1,305,888
330,000	Invesco Government & Agency Portfolio Institutional Shares, 0.68% (b)(c)	330,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,475,888)	$3,475,888

	TOTAL INVESTMENTS (Cost $8,377,861) - 76.0%	$8,571,913
	Other Assets in Excess of Liabilities - 24.0%	2,712,174

	TOTAL NET ASSETS - 100.0%	$11,284,087

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,475,888.

Long Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	1.4000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/9/2022	646	$1,312,937	$(107,581)
Total return of Russell 2000® Index	1.2300 % representing 1 month SOFR rate + spread	Credit Suisse International	12/12/2022	4,636	9,422,252	(769,652)
Total return of Russell 2000® Index	1.1800 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/12/2022	4,090	7,699,012	(72,522)

					$18,434,201	$(949,755)

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.6%
Money Market Funds - 57.6%
2,530,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (a)(b)	$2,530,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,530,000)	$2,530,000

	TOTAL INVESTMENTS (Cost $2,530,000) - 57.6%	$2,530,000
	Other Assets in Excess of Liabilities - 42.4%	1,862,984

	TOTAL NET ASSETS - 100.0%	$4,392,984

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,530,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.9800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/13/2022	4,717	$8,372,265	$(424,374)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 51.8%
23,000	iShares 7-10 Year Treasury Bond ETF (a)	$2,376,360

	TOTAL INVESTMENT COMPANIES (Cost $2,434,627)	$2,376,360

SHORT TERM INVESTMENTS - 37.6%
Money Market Funds - 37.6%
410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (b)(c)	$410,000
1,313,861	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (b)(c)	1,313,861

	TOTAL SHORT TERM INVESTMENTS (Cost $1,723,861)	$1,723,861

	TOTAL INVESTMENTS (Cost $4,158,488) - 89.4%	$4,100,221
	Other Assets in Excess of Liabilities - 10.6%	483,910

	TOTAL NET ASSETS - 100.0%	$4,584,131

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,723,861.

Long Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.9300 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/12/2022	46,499	$4,974,062	$(168,577)
Total return of iShares 7-10 Year Treasury Bond ETF	1.0800 % representing 1 month SOFR rate + spread	Credit Suisse International	12/13/2022	19,244	2,153,211	(163,101)

					$7,127,273	$(331,678)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
SHORT TERM INVESTMENTS - 51.6%
Money Market Funds - 51.6%
410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (a)(b)	$410,000
2,480,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (a)(b)	2,480,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,890,000)	$2,890,000

	TOTAL INVESTMENTS (Cost $2,890,000) - 51.6%	$2,890,000
	Other Assets in Excess of Liabilities - 48.4%	2,713,451

	TOTAL NET ASSETS - 100.0%	$5,603,451

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2022.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,890,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.7300 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/12/2022	89,299	$9,209,307	$(25,877)
0.8800 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/13/2022	19,244	2,218,063	225,551

					$11,427,370	$199,674

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares		Fair Value
INVESTMENT COMPANIES - 50.4%
30,000	iShares MSCI Emerging Markets ETF (a)	$1,279,200

	TOTAL INVESTMENT COMPANIES (Cost $1,217,598)	$1,279,200

SHORT TERM INVESTMENTS - 38.7%
Money Market Funds - 38.7%
200,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.64% (b)(c)	$200,000
433,012	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.65% (b)(c)	433,012
350,000	Invesco Government & Agency Portfolio Institutional Shares, 0.68% (b)(c)	350,000

	TOTAL SHORT TERM INVESTMENTS (Cost $983,012)	$983,012

	TOTAL INVESTMENTS (Cost $2,200,610) - 89.1%	$2,262,212
	Other Assets in Excess of Liabilities - 10.9%	274,726

	TOTAL NET ASSETS - 100.0%	$2,536,938

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2022.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $983,012.

Long Total Return Swap Contracts (Unaudited)

May 31, 2022

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	1.4800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/12/2022	45,491	$1,957,225	$(20,312)
Total return of iShares MSCI Emerging Markets ETF	0.5800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/12/2022	26,481	1,202,181	(73,531)
Total return of iShares MSCI Emerging Markets ETF	1.2300% representing 1 month SOFR rate + spread	Credit Suisse International	12/13/2022	17,034	775,728	(50,556)

					$3,935,134	$(144,399)

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

May 31, 2022

Shares/Principal		Fair Value
U.S. GOVERNMENT OBLIGATIONS - 34.7%
	U.S. Treasury Note
3,645,000	2.00%, 04/30/2024	$3,612,252
3,335,000	2.50%, 05/15/2024	3,335,651
8,475,000	2.00%, 02/15/2025	8,324,701
3,545,000	2.63%, 03/31/2025	3,538,769
6,065,000	2.88%, 04/30/2025	6,091,061
1,790,000	2.00%, 11/15/2026	1,727,210
10,975,000	1.75%, 12/31/2026	10,473,837
2,385,000	2.75%, 04/30/2027	2,377,267
1,955,000	1.25%, 03/31/2028	1,784,930

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $42,435,315)	$41,265,678

COMMON STOCKS - 30.9%
Auto Components - 1.2%
7,570	Advance Auto Parts, Inc.	$1,437,240

Beverages - 2.9%
12,885	PepsiCo, Inc.	2,161,459
19,460	The Coca-Cola Co.	1,233,375

		3,394,834

Capital Markets - 0.5%
8,200	Ares Management Corp.	583,594

Commercial Services & Supplies - 1.6%
14,460	Republic Services, Inc.	1,935,326

Communications Equipment - 1.2%
31,555	Cisco Systems, Inc.	1,421,553

Equity REITs - 3.8%
6,490	Alexandria Real Estate Equities, Inc.	1,077,016
8,960	Crown Castle International Corp.	1,699,264
41,355	Four Corners Property Trust, Inc.	1,140,157
5,230	The Blackstone Group, Inc.	616,042

		4,532,479

Food & Staples Retailing - 1.8%
16,460	Wal-Mart Stores, Inc.	2,117,250

Health Care Equipment & Supplies - 1.2%
10,820	Baxter International, Inc.	822,861
5,123	Zimmer Biomet Holdings, Inc.	615,836

		1,438,697

Health Care Providers & Services - 2.6%
16,725	CVS Health Corp.	1,618,144
3,015	UnitedHealth Group, Inc.	1,497,792

		3,115,936

Hotels, Restaurants & Leisure - 1.0%
4,440	McDonald’s Corp.	1,119,812

Household Products - 1.4%
14,000	Colgate-Palmolive Co.	1,103,340
3,855	The Procter & Gamble Co.	570,077

		1,673,417

IT Services - 2.8%
3,570	Accenture PLC (Ireland)	1,065,502
16,220	Booz Allen Hamilton Holding Corp.	1,392,649
8,850	Thomson Reuters Corp. (Canada)	876,504

		3,334,655

Mortgage REITs - 2.0%
5,780	AvalonBay Communities, Inc.	1,202,009
48,495	Starwood Property Trust, Inc.	1,158,545

		2,360,554

Multiline Retail - 0.9%
5,070	Dollar General Corp.	1,117,124

Pharmaceuticals - 2.0%
18,030	AstraZeneca PLC (United Kingdom)	1,198,635
15,880	Bristol-Myers Squibb Co.	1,198,146

		2,396,781

Software - 1.9%
8,315	Microsoft Corp.	2,260,599

Technology Hardware, Storage & Peripherals - 2.1%
16,630	Apple, Inc.	2,475,209

	TOTAL COMMON STOCKS (Cost $30,286,662)	$36,715,060

CORPORATE BONDS - 11.5%
Biotechnology - 1.3%
	AbbVie, Inc.
1,085,000	2.90%, 11/06/2022	$1,087,319
	Amgen, Inc.
500,000	2.60%, 08/19/2026	482,235

		1,569,554

Capital Markets - 1.1%
	B Riley Financial, Inc.
13,570	6.50%, 09/30/2026	338,571
	BlackRock, Inc.
490,000	3.50%, 03/18/2024	496,749
	Fidus Investment Corp.
200,000	3.50%, 11/15/2026	179,289
	Ready Capital Corp.
11,500	5.75%, 02/15/2026	289,225

		1,303,834

Chemicals - 0.4%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	454,374

Communications Equipment - 0.8%
	Cisco Systems, Inc.
885,000	3.63%, 03/04/2024	899,664

Consumer Finance - 0.5%
	American Express Co.
610,000	3.38%, 05/03/2024	613,196

Interactive Media & Services - 0.3%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	405,683

Internet & Direct Marketing Retail - 0.7%
	Amazon.com, Inc.
780,000	2.80%, 08/22/2024	782,769

IT Services - 1.2%
	Equinix, Inc.
820,000	2.63%, 11/18/2024	804,223
	Fiserv, Inc
610,000	2.75%, 07/01/2024	601,785

		1,406,008

Pharmaceuticals - 1.3%
	Bristol-Myers Squibb Co.
720,000	2.90%, 07/26/2024	721,716
	GlaxoSmithKline Capital PLC (United Kingdom)
610,000	3.00%, 06/01/2024	611,675
	Merck & Co., Inc.
180,000	2.90%, 03/07/2024	180,627

		1,514,018

Semiconductors & Semiconductor Equipment - 0.7%
	Intel Corp.
825,000	3.40%, 03/25/2025	832,310

Software - 2.1%
	Microsoft Corp.
950,000	2.70%, 02/12/2025	948,484
	Oracle Corp.
680,000	2.50%, 10/15/2022	679,643
	Oracle Corp.
335,000	2.88%, 03/25/2031	285,622
	salesforce.com, Inc.
580,000	3.25%, 04/11/2023	583,925

		2,497,674

Technology Hardware, Storage & Peripherals - 0.7%
	Apple, Inc.
880,000	3.20%, 05/13/2025	888,881

Water Utilities - 0.4%
	American Water Capital Corp.
575,000	2.80%, 05/01/2030	523,684

	TOTAL CORPORATE BONDS (Cost $14,035,159)	$13,691,649

INVESTMENT COMPANIES - 8.5%
28,700	Ares Capital Corp.	$556,206
16,110	Energy Select Sector SPDR Fund	1,404,792
62,560	Utilities Select Sector SPDR Fund	4,650,085
43,880	Vanguard Short-Term Corporate Bond ETF	3,402,455

	TOTAL INVESTMENT COMPANIES (Cost $9,642,265)	$10,013,538

PREFERRED STOCKS - 3.6%
Banks - 1.1%
	Bank of America Corp.
19,860	5.00%, 09/17/2024	$444,864
	Pinnacle Financial Partners, Inc.
18,625	6.75%, 09/01/2025	490,583
	Wintrust Financial Corp.
15,505	6.88%, 07/15/2025	416,929

		1,352,376

Capital Markets - 1.4%
	Arbor Realty Trust, Inc.
19,760	6.25%, 08/11/2026	439,660
	Atlantic Union Bankshares Corp.
18,630	6.88%, 09/01/2025	482,144
	Gladstone Investment Corp.
11,335	5.00%, 05/01/2026	281,108
	WesBanco, Inc.
17,780	6.75%, 11/15/2025	479,527

		1,682,439

Equity REITs - 0.3%
	Gladstone Commercial Corp.
15,915	6.63%, 10/31/2024	388,485

Insurance - 0.4%
	Argo Group International Holdings, Ltd.
18,995	7.00%, 09/15/2025	478,864

Mortgage REITs - 0.4%
	AGNC Investment Corp.
18,000	6.13%, 4/15/2025	403,200

	TOTAL PREFERRED STOCKS (Cost $4,368,690)	$4,305,364

	Total Investments - 89.2% (Cost $100,768,091)	$105,991,289
	Other Assets in Excess of Liabilities - 10.8%	12,845,182

	Total Net Assets - 100.0%	$118,836,471

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$58,387,362	$3,730,000	$13,945,687	$166,231	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	2,068,559	1,580,186	3,315,957	—	(579,764)
Direxion Monthly NASDAQ-100® Bull 2X Fund	64,559,998	136,581,368	164,310,426	—	(60,175,240)
Direxion Monthly S&P 500® Bull 2X Fund	47,710,050	22,580,000	20,352,611	919,699	(4,368,737)
Direxion Monthly S&P 500® Bear 2X Fund	—	3,882,275	3,292,574	—	(458,746)
Direxion Monthly Small Cap Bull 2X Fund	5,096,025	3,475,888	3,070,117	—	(949,755)
Direxion Monthly Small Cap Bear 2X Fund	—	2,530,000	2,064,050	—	(424,374)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	2,376,360	1,723,861	866,894	—	(331,678)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	2,890,000	2,782,448	225,551	(25,877)
Direxion Monthly Emerging Markets Bull 2X Fund	1,279,200	983,012	418,955	—	(144,399)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$41,265,678	$—	$41,265,678
Common Stocks	36,715,060	—	—	36,715,060
Corporate Bonds	—	13,691,649	—	13,691,649
Investment Companies	10,013,538	—	—	10,013,538
Preferred Stocks	4,305,364	—	—	4,305,364

For further detail on each asset class, see Schedule of Investments.